Acquisitions and Disposition of Oil and Gas Properties (Parenthetical) (Detail) (USD $)	6 Months Ended						12 Months Ended		6 Months Ended										12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 29, 2011	Aug. 23, 2011	May 25, 2011	Jun. 30, 2012 Separate Interests	Dec. 31, 2011 Maximum	Dec. 31, 2011 Minimum	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of Ninety Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of Hundred Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of One Hundred And Ten Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of One Hundred And Twenty Five Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of One Hundred And Fifty Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Five Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Six Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Seven Point Five Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Ten Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Twelve Sixty one consecutive days	Dec. 31, 2011 Colorado And Kansas bbl	Dec. 31, 2011 Wyoming And Montana
Acquired Finite-Lived Intangible Assets [Line Items]
Additional consideration payable to sellers																			Ten years after the closing date
Additional considerations for sellers on Oil reserves																			$ 250,000
Number of units required for additional consideration																			20,000
Number of consecutive days for incremental days for incremental purchase consideration	61 days																		61 days
Maximum increase in purchase price																			5,000,000	25,000,000
Sellers retained interest	70.00%	70.00%
Percentage of Recovery received	125.00%	125.00%
Maximum Future consideration							4,600,000	21,400,000
Nymex thresholds per barrel of oil									90	100	110	125	150
Incremental purchase considerations payable to sellers									250,000	250,000	500,000	500,000	2,000,000	50,000	50,000	150,000	250,000	250,000
Nymex thresholds per MMbtu														5	6.00	7.50	10.00	12.00
Purchase price of property			5,120,194	5,101,047	10,000,000	5,101,047
Recognized Gain				2,479,934		2,479,934
Funds paid contemporaneously with the execution of PSA	$ 5,101,047